Equipment and Vehicles, Net - Schedule of Equipment and Vehicles (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Equipment and Vehicles [Line Items]
Equipment and vehicles, gross	$ 279,206	$ 291,838
Less accumulated depreciation	(278,207)	(289,504)
Equipment and vehicles, net	999	2,334
Office equipment [Member]
Schedule of Equipment and Vehicles [Line Items]
Equipment and vehicles, gross	26,976	26,912
Tools and instruments [Member]
Schedule of Equipment and Vehicles [Line Items]
Equipment and vehicles, gross	22,741	22,687
Machinery and equipment [Member]
Schedule of Equipment and Vehicles [Line Items]
Equipment and vehicles, gross	22,304	22,251
Facilities [Member]
Schedule of Equipment and Vehicles [Line Items]
Equipment and vehicles, gross	197,787	210,613
Vehicles [Member]
Schedule of Equipment and Vehicles [Line Items]
Equipment and vehicles, gross	$ 9,397	$ 9,375